File No. 333-59093
Rule 497(e)

SUN CAPITAL ADVISERS TRUST

SC Lord Abbett Growth & Income Fund
SC WMC Blue Chip Mid Cap Fund
Sun Capital Global Real Estate Fund
(the “Funds”)

Supplement dated March 16, 2009
to the Funds’ Initial Class and Service Class Prospectuses, each dated May 1, 2008
(the “Prospectuses”)

Due to an error, certain performance information was misstated in the Initial Class and Service Class Prospectuses of the Funds and has been revised and presented correctly below.  With respect to SC WMC Blue Chip Mid Cap Fund, the error resulted in the annual returns of Initial Class shares for certain years being overstated and for certain other years being understated in the “Year-by-year total returns” table provided in the Initial Class and Service Class Prospectuses for the Fund.  With respect to the Service Class shares of Sun Capital Global Real Estate Fund, the error resulted in the annual return for one year being understated in the “Year-by-year total returns” table for the Fund.  This supplement also corrects certain prior performance information included in the “Lord Abbett Composite Performance Information” provided in Appendix A to the Prospectuses, which overstated Lord, Abbett & Co. LLC’s performance in managing other accounts in the “Average Annual Total Returns” for 3 Years, 5 Years, 10 Years and Since Inception, and the “Year by Year Total Returns” for the year 2005.

1.
SC WMC Blue Chip Mid Cap Fund:  The following is a side-by-side comparison of the corrected performance numbers and the performance numbers as presented in the May 1, 2008 prospectuses.  The chart captioned CORRECTED PERFORMANCE NUMBERS replaces the bar chart currently in the section entitled “The Funds’ Goals, Strategies and Risks” located on page 19 of the Initial Class Prospectus and on page 18 of the Service Class Prospectus.

CORRECTED PERFORMANCE NUMBERS:                                                                                                AS PRESENTED IN MAY 1, 2008 PROSPECTUS:

Year-by-year total returns for Initial Class shares                                                                                       Year-by-year total returns for Initial Class shares

The bar chart shows the performance for Initial Class shares of the fund for each full calendar year since the inception of the fund’s Initial Class shares on September 1, 1999.

2.
Sun Capital Global Real Estate Fund:  The following is a side-by-side comparison of the corrected performance numbers and the performance numbers as presented in the May 1, 2008 prospectus.  The chart captioned CORRECTED PERFORMANCE NUMBERS replaces the bar chart currently in the section entitled “The Funds’ Goals, Strategies and Risks” located on page 17 of the Service Class Prospectus.

CORRECTED PERFORMANCE NUMBERS:                                                                                                AS PRESENTED IN MAY 1, 2008 PROSPECTUS:

Year-by-year total returns for Service Class shares                                                                                    Year-by-year total returns for Service Class shares

This bar chart shows the performance for Service Class shares of the fund for each full calendar year since the inception of the fund’s Service Class shares on February 1, 2004.

3.
The following replaces the information in the section entitled “Lord Abbett Composite Performance Information” beginning on page A-2 of Appendix A of the Initial Class and Service Class Prospectuses (with shading used to indicate figures that have been changed):

LORD ABBETT COMPOSITE PERFORMANCE INFORMATION

The following tables present the past performance of a composite of 6 accounts managed by Lord, Abbett & Co. LLC (“Lord Abbett”), which serves as the subadviser to SC Lord Abbett Growth & Income Fund. Lord Abbett’s Large Cap Value Annuity Composite consists of all sub-advised, fully invested equity portfolios for insurance company separate accounts investing primarily in large cap value securities that have investment objectives, policies and strategies substantially similar to those of SC Lord Abbett Growth & Income Fund. The performance has been adjusted to reflect the anticipated operating costs of SC Lord Abbett Growth & Income Fund. The method for computing historical performance differs from the Securities and Exchange Commission’s method. Returns reflect all income, gains and losses and reinvestment of all dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Lord Abbett in managing all sub-advised, fully invested equity portfolios for insurance company separate accounts investing primarily in large cap value securities with investment objectives, policies and strategies substantially similar to those of the fund. To calculate the performance of the composite net of all Initial Class operating expenses, the annual fund operating expenses payable by the Initial Class of SC Lord Abbett Growth & Income Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.  To calculate the performance of the composite net of all Service Class operating expenses, the annual fund operating expenses payable by the Initial Class of SC Lord Abbett Growth & Income Fund were used. These expenses are higher than the highest management fee applicable to any account in the composite.

The historical performance of the Lord Abbett Large Cap Value Annuity Composite is not that of SC Lord Abbett Growth & Income Fund, is not a substitute for SC Lord Abbett Growth & Income Fund’s performance and is not necessarily indicative of any fund’s future results. SC Lord Abbett Growth & Income Fund’s actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing SC Lord Abbett Growth & Income Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely affect the fund’s performance. The composite includes certain accounts that are not mutual funds, and thus are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the composite, they may have had an adverse affect on the performance results of the composite.

The performance data have not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which SC Lord Abbett Growth & Income Fund serves as an investment vehicle. The performance results shown would have been lower had these charges been reflected.

Lord Abbett Large Cap Value Annuity Composite Performance Comparison vs. Initial Class Operating Expenses

Average Annual Total Returns for the Period Ended December 31, 2007:

Lord Abbett Large Cap Value Annuity Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception (1/1/1993)
Composite Net of all Initial Class operating expenses	3.7%	8.0%	13.2%	8.1%	11.0%
Composite Gross of all operating expenses	4.6%	9.0%	14.2%	9.0%	12.0%
Russell 1000® Value Index	(0.2)%	9.3%	14.6%	7.7%	12.1%
Lipper VA Large-Cap Value Funds Average	1.7%	8.3%	13.0%	6.4%	9.9%

Year by Year Total Returns for the Periods Ended December 31:

Lord Abbett Large Cap Value Annuity Composite*	1997	1998	1999	2000	2001	2002
Composite Net of all Initial Class operating expenses.............................................................	24.0%	12.4%	15.9%	14.4%	(4.4)%	(18.1)%
Composite Gross of all operating expenses.…..	25.0%	13.4%	16.9%	15.4%	(3.6)%	(17.4)%
Russell 1000® Value Index………………....…	35.2%	15.6%	7.3%	7.0%	(5.6)%	(15.5)%
Lipper VA Large-Cap Value Funds Average…	26.2%	12.1%	6.6%	10.9%	(3.4)%	(18.6)%

Lord Abbett Large Cap Value Annuity Composite*	2003	2004	2005	2006	2007
Composite Net of all Initial Class operating expenses……………………………………….	31.0%	12.6%	3.3%	17.7%	3.7%
Composite Gross of all operating expenses…...	32.2%	13.6%	4.2%	18.7%	4.6%
Russell 1000® Value Index…………………....	30.0%	16.5%	7.1%	22.3%	(0.2)%
Lipper VA Large-Cap Value Funds Average…	29.3%	12.0%	4.8%	19.1%	1.7%
____________________
*
This is not the performance of SC Lord Abbett Growth & Income Fund. As of December 31, 2007, the Lord Abbett Large Cap Value Annuity Composite was composed of 6 accounts, totaling approximately $5.0 billion. The inception date of the composite is January 1, 1993.

Lord Abbett Large Cap Value Annuity Composite Performance Comparison vs. Service Class Operating Expenses

Average Annual Total Returns for the Period Ended December 31, 2007:

Lord Abbett Large Cap Value Annuity Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception (1/1/1993)
Composite Net of all Service Class operating expenses	3.5%	7.8%	13.0%	7.8%	10.7%
Composite Gross of all operating expenses	4.6%	9.0%	14.2%	9.0%	12.0%
Russell 1000® Value Index	(0.2)%	9.3%	14.6%	7.7%	12.1%
Lipper VA Large-Cap Value Funds Average	1.7%	8.3%	13.0%	6.4%	9.9%

Year by Year Total Returns for the Periods Ended December 31:

Lord Abbett Large Cap Value Annuity Composite*	1997	1998	1999	2000	2001	2002
Composite Net of all Service Class operating expenses.............................................................	23.7%	12.2%	15.6%	14.1%	(4.7)%	(18.4)%
Composite Gross of all operating expenses.…..	25.0%	13.4%	16.9%	15.4%	(3.6)%	(17.4)%
Russell 1000® Value Index………………....…	35.2%	15.6%	7.3%	7.0%	(5.6)%	(15.5)%
Lipper VA Large-Cap Value Funds Average…	26.2%	12.1%	6.6%	10.9%	(3.4)%	(18.6)%

Lord Abbett Large Cap Value Annuity Composite*	2003	2004	2005	2006	2007
Composite Net of all Service Class operating expenses……………………………………….	30.7%	12.3%	3.0%	17.4%	3.5%
Composite Gross of all operating expenses…...	32.2%	13.6%	4.2%	18.7%	4.6%
Russell 1000® Value Index…………………....	30.0%	16.5%	7.1%	22.3%	(0.2)%
Lipper VA Large-Cap Value Funds Average…	29.3%	12.0%	4.8%	19.1%	1.7%
____________________
*
This is not the performance of SC Lord Abbett Growth & Income Fund. As of December 31, 2007, the Lord Abbett Large Cap Value Annuity Composite was composed of 6 accounts, totaling approximately $5.0 billion. The inception date of the composite is January 1, 1993.

Description of Indices

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratio and lower forecasted growth values. The Russell 1000® Value Index has been taken from published sources.

The Lipper VA Large-Cap Value Funds Average measures the performance of variable annuity funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.